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ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 36.5%
	ASSET MANAGEMENT - 0.9%
844	Industrivarden A.B.	$ 26,885
3,458	Invesco Ltd.	79,603
613	Kinnevik A.B.(b)	21,852
1,519	Raymond James Financial, Inc.	152,508
		280,848
	AUTOMOTIVE - 2.0%
1,900	Aisin Seiki Company Ltd.	72,763
2,517	BorgWarner, Inc.	113,441
2,205	General Motors Company(b)	129,279
2,500	Honda Motor Company Ltd.	70,123
6,000	Sumitomo Rubber Industries Ltd.	61,066
31	Tesla, Inc.(b)	32,760
3,100	Toyoda Gosei Company Ltd.	67,354
4,100	Toyota Boshoku Corporation	80,323
500	Toyota Industries Corporation	39,903
		667,012
	BIOTECH & PHARMA - 0.3%
320	Horizon Therapeutics plc(b)	34,483
313	Moderna, Inc.(b)	79,496
		113,979
	CABLE & SATELLITE - 0.3%
2,988	DISH Network Corporation, Class A(b)	96,931

	CHEMICALS - 1.7%
813	Celanese Corporation	136,633
900	Denka Company Ltd.	29,386
1,600	Mitsubishi Gas Chemical Company, Inc.	27,066
6,072	Mosaic Company (The)	238,569
500	Nitto Denko Corporation	38,600
700	NOF Corporation	35,318
3,300	Tokuyama Corporation	52,385
		557,957

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 36.5% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.2%
3,600	Asahi Holdings, Inc.	$ 64,088

	CONSTRUCTION MATERIALS - 0.2%
2,900	Taiheiyo Cement Corporation	57,242

	DIVERSIFIED INDUSTRIALS - 0.8%
1,173	General Electric Company	110,812
1,600	Hitachi Ltd.	86,562
955	Pentair plc	69,744
		267,118
	E-COMMERCE DISCRETIONARY - 0.0%(c)
120	Zalando S.E.(b)	9,708

	ELECTRICAL EQUIPMENT - 0.6%
200	Daikin Industries Ltd.	45,313
979	Johnson Controls International plc	79,603
1,334	Signify N.V.	61,864
		186,780
	ENGINEERING & CONSTRUCTION - 0.2%
4,988	Peab A.B., Class B	62,916

	FOOD - 0.4%
700	Morinaga Milk Industry Company Ltd.	33,190
1,030	Tyson Foods, Inc., Class A	89,775
		122,965
	GAS & WATER UTILITIES - 0.1%
600	Iwatani Corporation	30,220

	HEALTH CARE FACILITIES & SERVICES - 1.3%
508	Cigna Corporation	116,652
1,234	CVS Group plc	37,439
897	CVS Health Corporation	92,535
629	HCA Healthcare, Inc.	161,602
		408,228

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 36.5% (Continued)
	HOME & OFFICE PRODUCTS - 0.8%
2,604	Electrolux A.B.	$ 63,131
905	Whirlpool Corporation	212,367
		275,498
	HOME CONSTRUCTION - 1.8%
1,297	DR Horton, Inc.	140,660
3,000	Iida Group Holdings Company Ltd.	69,715
1,252	Lennar Corporation, Class A	145,432
1,800	Open House Group Company Ltd.	94,099
2,366	PulteGroup, Inc.	135,241
		585,147
	HOUSEHOLD PRODUCTS - 0.2%
195	Estee Lauder Companies, Inc. (The), Class A	72,189

	INDUSTRIAL REIT - 1.1%
2,735	Duke Realty Corporation	179,525
1,068	Prologis, Inc.	179,808
13,288	Tritax Big Box REIT plc	44,815
		404,148
	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
379	Goldman Sachs Group, Inc. (The)	144,986
1,596	Morgan Stanley	156,663
773	Nasdaq, Inc.	162,339
		463,988
	INSURANCE - 4.2%
2,419	Aflac, Inc.	141,245
1,033	Allstate Corporation (The)	121,532
1,520	American International Group, Inc.	86,427
446	Arthur J Gallagher & Company	75,673
1,622	ASR Nederland N.V.	74,704
3,662	Assicurazioni Generali SpA	77,583
2,603	AXA S.A.	77,511
1,206	Hartford Financial Services Group, Inc. (The)	83,262
18,431	Legal & General Group plc	74,268
23,911	M&G plc	64,611

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 36.5% (Continued)
	INSURANCE - 4.2% (Continued)
948	Marsh & McLennan Companies, Inc.	$ 164,782
1,366	MetLife, Inc.	85,361
723	NN Group N.V.	39,145
6,959	Phoenix Group Holdings plc	61,568
1,189	Principal Financial Group, Inc.	86,000
6,000	T&D Holdings, Inc.	76,697
		1,390,369
	LEISURE PRODUCTS - 0.1%
737	Thule Group A.B.	44,608

	MACHINERY - 0.7%
163	Deere & Company	55,891
1,448	Epiroc A.B.	36,656
1,298	Indutrade A.B.	39,741
1,600	Kubota Corporation	35,479
1,691	Valmet OYJ	72,536
		240,303
	METALS & MINING - 0.9%
3,177	Cleveland-Cliffs, Inc.(b)	69,163
13,198	Ferrexpo plc	53,521
2,182	Freeport-McMoRan, Inc.	91,055
4,618	Turquoise Hill Resources Ltd.(b)	75,966
		289,705
	OIL & GAS PRODUCERS - 1.6%
1,581	Canadian Natural Resources Ltd.	66,797
8,091	Cenovus Energy, Inc.	99,358
765	Devon Energy Corporation	33,698
603	Diamondback Energy, Inc.	65,034
1,903	Imperial Oil Ltd.	68,698
2,192	Occidental Petroleum Corporation	63,546
361	Pioneer Natural Resources Company	65,659
13,986	Southwestern Energy Company(b)	65,175
		527,965

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 36.5% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 0.2%
1,355	Nexity S.A.	$ 63,701

	RENEWABLE ENERGY - 0.1%
147	Enphase Energy, INC.(b)	26,892

	RESIDENTIAL REIT - 0.7%
797	Mid-America Apartment Communities, Inc.	182,865

	RETAIL - CONSUMER STAPLES - 0.8%
1,790	Albertsons Companies, Inc.	54,040
9,164	B&M European Value Retail S.A.	78,694
1,114	Kesko OYJ, B Shares	37,169
299	Target Corporation	69,201
		239,104
	RETAIL - DISCRETIONARY - 3.1%
515	AutoNation, Inc.(b)	60,178
245	Avis Budget Group, Inc.(b)	50,806
2,988	Bath & Body Works, Inc.	208,532
1,091	Best Buy Company, Inc.	110,845
3,912	Bilia A.B.	69,219
899	Builders FirstSource, Inc.(b)	77,053
191	Home Depot, Inc. (The)	79,267
14,153	Kingfisher plc	64,851
5,700	K's Holdings Corporation	55,339
306	Lowe's Companies, Inc.	79,095
2,385	Macy's, Inc.	62,439
2,600	Nojima Corporation	54,368
629	Victoria's Secret & Company(b)	34,935
		1,006,927
	SELF-STORAGE REIT - 1.1%
795	Extra Space Storage, Inc.	180,250
484	Public Storage	181,287
		361,537

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 36.5% (Continued)
	SEMICONDUCTORS - 0.1%
222	Advanced Micro Devices, Inc.(b)	$ 31,946

	SOFTWARE - 0.8%
135	Bill.com Holdings, Inc.(b)	33,635
195	Datadog, Inc.(b)	34,731
468	Microsoft Corporation	157,398
102	Zscaler, Inc.(b)	32,776
		258,540
	SPECIALTY FINANCE - 1.1%
552	Capital One Financial Corporation	80,090
733	Discover Financial Services	84,705
1,291	Fidelity National Financial, Inc.	67,364
2,061	Intrum A.B.	53,131
1,744	Synchrony Financial	80,904
		366,194
	STEEL - 1.2%
5,000	Mitsui & Company Ltd.	118,254
1,321	Nucor Corporation	150,792
1,077	Steel Dynamics, Inc.	66,849
2,832	United States Steel Corporation	67,430
		403,325
	TECHNOLOGY HARDWARE - 1.7%
1,345	Corning, Inc.	50,074
5,804	Hewlett Packard Enterprise Company	91,529
6,391	HP, Inc.	240,749
635	Motorola Solutions, Inc.	172,530
		554,882
	TECHNOLOGY SERVICES - 0.5%
434	Accenture plc, Class A	179,915

	TOBACCO & CANNABIS - 0.2%
3,463	Imperial Brands plc	75,821

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 36.5% (Continued)
	TRANSPORTATION & LOGISTICS - 1.9%
28	AP Moller - Maersk A/S - Series B	$ 100,394
163	DSV A/S	38,069
459	FedEx Corporation	118,716
2,400	Hitachi Transport System Ltd.	112,544
900	Nippon Express Company Ltd.	54,005
237	Old Dominion Freight Line, Inc.	84,936
5,582	Poste Italiane SpA	73,254
13,936	PostNL N.V.	60,650
		642,568
	WHOLESALE - CONSUMER STAPLES - 0.5%
1,278	Archer-Daniels-Midland Company	86,380
8,500	Marubeni Corporation	82,634
		169,014
	WHOLESALE - DISCRETIONARY - 0.7%
4,600	Daiwabo Holdings Company Ltd.	73,501
1,434	LKQ Corporation	86,083
1,600	Toyota Tsusho Corporation	73,640
		233,224

	TOTAL COMMON STOCKS (Cost $11,766,178)	12,016,367

	EXCHANGE-TRADED FUNDS — 33.0%
	EQUITY - 15.2%
711	Consumer Discretionary Select Sector SPDR Fund	145,357
2,067	Consumer Staples Select Sector SPDR Fund	159,386
2,661	Energy Select Sector SPDR Fund	147,686
3,827	Financial Select Sector SPDR Fund	149,444
1,120	Health Care Select Sector SPDR Fund	157,797
1,442	Industrial Select Sector SPDR Fund	152,578
12,462	Invesco S&P 500 BuyWrite ETF	288,057
1,880	Invesco S&P 500 Pure Growth ETF	396,342
5,237	Invesco S&P 500 Pure Value ETF	423,306
4,071	iShares Mortgage Real Estate ETF	140,490

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 33.0% (Continued)
	EQUITY - 15.2% (Continued)
1,818	iShares MSCI Austria ETF	$ 46,268
1,175	iShares MSCI France ETF	45,684
1,978	iShares MSCI India ETF	90,672
4,031	iShares MSCI Indonesia ETF	92,592
1,142	iShares MSCI Italy ETF	37,469
1,877	iShares MSCI Mexico ETF	94,976
731	iShares MSCI Netherlands ETF	36,711
2,940	iShares MSCI Philippines ETF	93,022
516	iShares MSCI Sweden ETF	23,906
899	iShares MSCI Switzerland ETF	47,404
1,453	iShares MSCI Taiwan ETF	96,784
1,253	iShares MSCI United Kingdom ETF	41,524
1,332	iShares Russell 1000 Growth ETF	407,046
2,518	iShares Russell 1000 Value ETF	422,848
1,716	Materials Select Sector SPDR Fund	155,487
3,065	Real Estate Select Sector SPDR Fund	158,798
3,882	SPDR S&P International Dividend ETF	150,932
861	Technology Select Sector SPDR Fund	149,702
2,209	Utilities Select Sector SPDR Fund	158,120
2,640	Vanguard High Dividend Yield ETF	295,970
1,572	Vanguard Real Estate ETF	182,368
		4,988,726
	FIXED INCOME - 17.8%
15,393	Invesco Senior Loan ETF	340,185
4,980	iShares 0-5 Year High Yield Corporate Bond ETF	225,594
45,066	iShares 1-3 Year Treasury Bond ETF	3,854,946
5,564	iShares 7-10 Year Treasury Bond ETF	639,860
525	iShares iBoxx $ Investment Grade Corporate Bond ETF	69,573
600	iShares National Muni Bond ETF	69,768
8,736	iShares Preferred & Income Securities ETF	344,460
1,104	Schwab US TIPS ETF	69,431
1,197	SPDR Blbg Investment Grade Floating Rate ETF	36,616

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 33.0% (Continued)
	FIXED INCOME - 17.8% (Continued)
2,094	SPDR Bloomberg High Yield Bond ETF			$ 227,346
				5,877,779

	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,301,166)			10,866,505

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 9.1%
	U.S. TREASURY BILLS — 9.1%
1,000,000	United States Treasury Bill(d)	0.000	01/27/22	999,985
2,000,000	United States Treasury Bill(d)	0.000	02/10/22	1,999,942
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,999,926)			2,999,927

	TOTAL INVESTMENTS - 78.6% (Cost $25,067,270)			$ 25,882,799
	OTHER ASSETS IN EXCESS OF LIABILITIES - 21.4%			7,037,649
	NET ASSETS - 100.0%			$ 32,920,448

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Unrealized Appreciation (Depreciation)
13	3 Month Euro Euribor Future	03/14/2022	$ 3,716,044	$ 918
38	CBOT Corn Future(a)	03/14/2022	1,127,175	2,787
28	CBOT Wheat Future(a)	03/14/2022	1,079,051	(97,162)
20	CME Live Cattle Future(a)	02/28/2022	1,117,600	7,310
9	COMEX Copper Future(a)	03/29/2022	1,004,288	38,375
4	COMEX Copper Future(a)	07/27/2022	444,250	7,350
13	Eurex 10 Year Euro BUND Future	03/08/2022	2,533,466	(39,854)
6	Long Gilt Future	03/29/2022	1,015,026	(11,562)
26	Montreal Exchange 3 Month Canadian Bank Acceptance	12/19/2022	5,055,298	(1,979)
52	NYBOT CSC Number 11 World Sugar Future(a)	02/28/2022	1,099,571	(58,229)
21	NYBOT CSC Number 11 World Sugar Future(a)	04/29/2022	437,472	(22,422)
4	NYMEX Henry Hub Natural Gas Futures(a)	02/24/2022	142,280	(26,340)
17	NYMEX Light Sweet Crude Oil Future(a)	02/22/2022	1,272,960	(2,750)
6	NYMEX Light Sweet Crude Oil Future(a)	05/20/2022	440,220	(11,280)
13	NYMEX NY Harbor ULSD Futures(a)	02/28/2022	1,260,386	124,963
5	NYMEX NY Harbor ULSD Futures(a)	05/31/2022	474,096	(5,011)
13	NYMEX Reformulated Gasoline Blendstock for Oxygen(a)	02/28/2022	1,216,816	137,340
3	TSE Japanese 10 Year Bond Futures	03/14/2022	3,949,199	(8,564)
	TOTAL FUTURES CONTRACTS			$ 33,890

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(e)	Unrealized Appreciation (Depreciation)
31	CBOT 10 Year US Treasury Note	03/22/2022	$ 4,044,540	$ (237)
8	CBOT Soybean Future(a)	03/14/2022	535,700	(32,662)
7	CBOT Soybean Future(a)	05/13/2022	472,150	(28,425)
11	CBOT Wheat Future(a)	05/13/2022	425,838	13,750
36	CME Australian Dollar Currency Future	03/14/2022	2,620,080	(34,929)
37	CME British Pound Currency Future	03/14/2022	3,129,044	(67,369)
33	CME Canadian Dollar Currency Future	03/15/2022	2,608,650	(16,744)
22	CME Euro Foreign Exchange Currency Future	03/14/2022	3,135,688	(11,425)
39	CME Japanese Yen Currency Future	03/14/2022	4,240,274	53,734
2	CME Norwegian Krone Currency Future	03/14/2022	453,560	(11,160)
19	CME Swiss Franc Currency Future	03/14/2022	2,610,600	(21,300)
4	COMEX Gold 100 Troy Ounces Future(a)	02/24/2022	731,440	(16,060)
2	Montreal Exchange 10 Year Canadian Bond Future	03/22/2022	225,816	(4,348)
12	NYMEX Henry Hub Natural Gas Futures(a)	05/26/2022	429,480	14,070
5	NYMEX Reformulated Gasoline Blendstock for Oxygen(a)	05/31/2022	484,407	3,238
	TOTAL FUTURES CONTRACTS			$ (159,867)

CREDIT DEFAULT SWAPS
Counterparty	Index	Buy/Sell Protection	Fixed Rate Received	Implied Credit Spread	Frequency of Payments	Expiration Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Credit Suisse	Markit CDX North America High Yield Index	Sell	5.00%	293.102%	Quarterly	12/26/2026	$223,500	$ 20,801	$ 20,839	$ (38)
Credit Suisse	Markit CDX North America Investment Grade Index	Sell	1.00%	49.561%	Quarterly	12/26/2026	70,000	1,724	1,580	144
Credit Suisse	Markit iTraxx Europe Index	Sell	1.00%	47.881%	Quarterly	12/26/2026	9,000	236	263	(27)
Credit Suisse	Markit iTraxx Europe Crossover Index	Sell	5.00%	242.393%	Quarterly	12/26/2026	178,500	21,370	23,699	(2,329)
		Net Unrealized Depreciation on Swap Contracts							$ 46,381	$ (2,250)

A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt
CSI	- Credit Suisse

(a)	All or a portion of this investment is a holding of the ACSSF Fund Limited.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	Zero coupon bond.

(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.